Provisions (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Balance, period start	$ 561	$ 451
Arising during the year	208	110
Utilized	(36)
Balance, period end	$ 733	$ 561